Earnings per share (Details) - shares	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Weighted average number of common shares used in the calculation of basic loss per share	215,152,381	187,869,637	167,184,272
Diluted impact of convertible redeemable preferred shares	0	0	0
Diluted impact of warrants	0	0	0
Diluted impact of stock options	0	0	0
Weighted average number of common used in the calculation of diluted loss per share	215,152,381	187,869,637	167,184,272